Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.9%
Australia - 5.4%
AGL Energy Ltd.	41,588	$243,502
BHP Group Ltd. - ADR (a)	45,979	2,530,684
BlueScope Steel Ltd.	42,332	490,688
Fortescue Metals Group Ltd.	194,791	2,496,082
Sonic Healthcare Ltd.	32,181	770,556
South32 Ltd.	234,770	624,969
Whitehaven Coal Ltd.	56,148	243,622
		7,400,103
Austria - 1.6%
OMV AG	51,567	2,182,992

Belgium - 0.3%
Umicore SA	12,367	446,938

Bermuda - 2.3%
Orient Overseas International Ltd.	88,942	3,093,182

Britain - 15.3%
Anglo American PLC	62,713	2,252,979
Associated British Foods PLC	58,626	1,193,724
Barratt Developments PLC	42,037	256,476
BP PLC - ADR	93,767	2,754,875
Burberry Group PLC	23,532	514,686
Centrica PLC (c)	753,760	805,027
Howden Joinery Group PLC	32,858	270,659
Imperial Brands PLC	85,906	1,882,054
JD Sports Fashion PLC	406,783	641,767
Kingfisher PLC	182,498	574,730
Persimmon PLC	22,054	505,995
Rio Tinto PLC - ADR (a)	41,586	2,537,994
Taylor Wimpey PLC	212,778	329,344
Tesco PLC	640,463	2,048,171
Vodafone Group PLC - ADR	189,665	2,799,455
WPP PLC - ADR	24,079	1,299,303
		20,667,239
Canada - 5.2%
Canadian Natural Resources Ltd.	44,847	2,475,554
Imperial Oil Ltd.	42,241	2,026,723
Suncor Energy, Inc.	73,987	2,511,119
		7,013,396
Chile - 0.7%
Antofagasta PLC	64,024	903,267

China - 0.9%
Lenovo Group Ltd.	1,264,259	1,222,401

Denmark - 2.2%
AP Moller - Maersk A/S - Class B	971	2,638,268
Pandora A/S	6,436	475,039
		3,113,307
Finland - 0.5%
Fortum Oyj	62,137	693,177

France - 8.8%
Cie de Saint-Gobain	33,730	1,562,516
Eiffage SA	16,824	1,572,645
Publicis Groupe SA	19,513	1,035,051
Thales SA	11,218	1,391,315
TotalEnergies SE - ADR (a)	52,173	2,663,953
Vinci SA	31,228	2,980,357
Vivendi SE	75,953	718,674
		11,924,511
Germany - 4.7%
Covestro AG (b)	15,364	521,801
Daimler AG	41,699	2,438,618
Deutsche Post AG	74,548	2,963,847
Wacker Chemie AG	2,657	397,968
		6,322,234
Hong Kong - 0.4%
Xinyi Glass Holdings Ltd.	249,850	492,068

Ireland - 1.1%
CRH PLC - ADR (a)	38,867	1,499,877

Italy - 1.8%
Eni SpA - ADR	99,046	2,379,085

Japan - 19.6%
Astellas Pharma, Inc.	73,019	1,143,061
CyberAgent, Inc.	49,166	487,051
Dentsu Group, Inc.	17,881	620,840
Eisai Co. Ltd.	11,175	509,265
Hino Motors Ltd.	47,802	246,269
Inpex Corp.	130,246	1,472,898
Isuzu Motors Ltd.	55,164	601,488
ITOCHU Corp.	105,235	3,050,907
Japan Tobacco, Inc.	148,629	2,661,055
Konami Holdings Corp.	5,121	301,077
Marubeni Corp.	186,962	1,728,715
Mitsubishi Electric Corp.	89,522	942,549
NEC Corp.	16,700	613,022
NGK Spark Plug Co Ltd.	10,154	197,674
Nintendo Co. Ltd. - ADR	56,516	3,164,896
Nitto Denko Corp.	6,032	385,849
Lixil Corp.	23,987	492,511
Renesas Electronics Corp. (c)	122,911	1,170,581
Ryohin Keikaku Co. Ltd.	21,458	213,534
SCREEN Holdings Co. Ltd.	4,582	328,145
Secom Co. Ltd.	10,264	684,267
Seiko Epson Corp.	25,484	379,728
Suzuki Motor Corp.	27,503	891,605
Taisei Corp.	9,453	300,568
Takeda Pharmaceutical Co. Ltd. - ADR (a)	223,066	3,258,994
Toyo Suisan Kaisha Ltd.	4,536	192,189
Yamada Holdings Co. Ltd.	149,483	538,072
		26,576,810
Luxembourg - 1.7%
ArcelorMittal	92,578	2,262,812

Netherlands - 4.6%
Randstad Holding NV	11,155	561,495
Shell PLC - ADR (a)	51,001	2,722,434
Stellantis NV - Italy	203,694	2,898,345
		6,182,274
Norway - 3.3%
Aker BP ASA	39,385	1,360,628
Equinor ASA - ADR (a)	82,226	3,158,300
		4,518,928
South Korea - 7.6%
HMM Co. Ltd.	120,764	2,310,050
LG Display Co Ltd.	43,650	514,083
Pan Ocean Co Ltd.	35,080	152,569
Kia Corp.	31,975	1,998,591
Korean Air Lines Co. Ltd. (c)	71,924	1,400,721
Samsung SDS Co Ltd.	2,860	299,407
SK Hynix, Inc.	35,250	2,656,435
SK Telecom Co. Ltd. - ADR	41,732	956,915
		10,288,771
Spain - 2.3%
Industria de Diseno Textil SA	127,552	3,088,322
Telefonica SA - ADR (a)	103	461
		3,088,783
Sweden - 3.7%
Boliden AB	11,272	373,748
H & M Hennes & Mauritz AB - Class B	185,156	2,356,220
Lundin Energy AB	24,355	29,958
Telefonaktiebolaget LM Ericsson - ADR (a)	252,360	1,902,794
Tele2 AB - Class B	36,920	421,255
		5,083,975
Switzerland - 3.9%
Coca-Cola HBC AG	26,462	648,378
Holcim Ltd.	41,478	1,936,090
Kuehne + Nagel International AG	7,809	2,093,667
The Swatch Group AG	2,378	631,069
		5,309,204
TOTAL COMMON STOCKS (Cost $137,222,702)		132,665,334

PREFERRED STOCKS - 1.8%
Germany - 1.8%
Volkswagen AG	17,893	2,510,868
TOTAL PREFERRED STOCKS (Cost $2,637,851)		2,510,868

SHORT-TERM INVESTMENTS- 0.0% (d)	Principal Amount
Money Market Deposit Accounts - 0.0% (d)
U.S. Bank Money Market Deposit Account 1.600% (e)	$12,325	12,325
TOTAL SHORT-TERM INVESTMENTS (Cost $12,325)		12,325
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 8.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.02% (e)	12,002,155	12,002,155
TOTAL INVESTMENTS PURCAHSED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,002,155)		12,002,155

Total Investments (Cost $151,875,033) - 108.6%		147,190,682
Liabilities in Excess of Other Assets - (8.6)%		(11,688,036)
TOTAL NET ASSETS - 100.0%		$135,502,646

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $12,018,294 or 8.9% of net assets.
(b)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At July 31, 2022, the market value of these securities total $521,801, which represents 0.39% of total net assets.

(c)	Non-income producing security.
(d)	Less than 0.05%.
(e)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 132,665,334	$ -	$ -	$ -	$ 132,665,334
Preferred Stock	2,510,868	-	-	-	2,510,868
Short-Term Investments	12,325	-	-	-	12,325
Investments Purchased with Proceeds from Securities Lending	-	-	-	12,002,155	12,002,155
Total Investments in Securities	$ 135,188,527	$ -	$ -	$ 12,002,155	$ 147,190,682
^ See the Schedules of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.